Fair value of financial instruments (Narrative) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Over-The-Counter Market [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of convertible notes	$ 598,630